CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Convertible Preferred Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Class A Common Stock	Class B Common Stock	Total
Convertible Preferred Stock, Balance at beginning of the period at Dec. 31, 2019	$ 360,937
Convertible Preferred Stock, Balance at beginning of the period (in shares) at Dec. 31, 2019	107,197,118
Convertible Preferred Stock, Balance at end of the period at Dec. 31, 2020	$ 360,937
Convertible Preferred Stock, Balance at end of the period (in shares) at Dec. 31, 2020	107,197,118
Balance at beginning of the period at Dec. 31, 2019		$ 1		$ 19,782	$ (232,061)			$ (212,278)
Balance at beginning of the period (in shares) at Dec. 31, 2019		5,939,950
Increase (Decrease) in Stockholders' Equity
Net loss					(162,745)			(162,745)
Common stock issued upon exercise of stock options and warrants				2,009				2,009
Common stock issued upon exercise of stock options and warrants (in shares)		653,341
Stock-based compensation expense				11,083				11,083
Balance at end of the period at Dec. 31, 2020		$ 1		32,874	(394,806)			(361,931)
Balance at end of the period (in shares) at Dec. 31, 2020		6,593,291					0
Increase (Decrease) in Convertible Preferred Stock
Conversion of convertible preferred stock	$ (360,937)
Conversion of convertible preferred stock (in shares)	(107,197,118)
Increase (Decrease) in Stockholders' Equity
Net loss					(32,409)			(32,409)
Common stock issued upon exercise of stock options and warrants		$ 1		21,708				$ 21,709
Common stock issued upon exercise of stock options and warrants (in shares)		8,886,801						8,911,435
Common stock issued upon vesting of restricted stock units (in shares)		1,018,828
Conversion of convertible preferred stock		$ 8	$ 3	360,926				$ 360,937
Conversion of convertible preferred stock (in shares)		80,770,178	26,426,937
Conversion of convertible debt		$ 1		49,916				49,917
Conversion of convertible debt (in shares)		5,115,140
Net equity infusion from the Business Combination		$ 6		361,281				361,287
Net equity infusion from the Business Combination (in shares)		69,228,811
Stock-based compensation expense				48,181				48,181
Balance at end of the period at Dec. 31, 2021		$ 17	$ 3	874,886	(427,215)			447,691
Balance at end of the period (in shares) at Dec. 31, 2021		171,613,049	26,426,937			171,613,049	26,426,937
Increase (Decrease) in Stockholders' Equity
Net loss					(80,278)			(80,278)
Common stock issued upon exercise of stock options and warrants				810				810
Common stock issued upon exercise of stock options and warrants (in shares)		343,667
Common stock issued upon vesting of restricted stock units				(106)				(106)
Common stock issued upon vesting of restricted stock units (in shares)		859,816
Stock-based compensation expense				18,572				18,572
Balance at end of the period at Jun. 30, 2022		$ 17	$ 3	894,162	(507,493)			386,689
Balance at end of the period (in shares) at Jun. 30, 2022		172,816,532	26,426,937
Balance at beginning of the period at Dec. 31, 2021		$ 17	$ 3	874,886	(427,215)			447,691
Balance at beginning of the period (in shares) at Dec. 31, 2021		171,613,049	26,426,937			171,613,049	26,426,937
Increase (Decrease) in Stockholders' Equity
Net loss					(168,723)			(168,723)
Common stock issued upon exercise of stock options and warrants				2,982				$ 2,982
Common stock issued upon exercise of stock options and warrants (in shares)		1,081,313						1,081,213
Common stock issued upon vesting of restricted stock units				(106)				$ (106)
Common stock issued upon vesting of restricted stock units (in shares)		1,765,594
Stock-based compensation expense				43,516				43,516
Balance at end of the period at Dec. 31, 2022		$ 17	$ 3	921,278	(595,938)			325,360
Balance at end of the period (in shares) at Dec. 31, 2022		174,459,956	26,426,937			174,459,956	26,426,937
Balance at beginning of the period at Mar. 31, 2022		$ 17	$ 3	884,336	(471,692)			412,664
Balance at beginning of the period (in shares) at Mar. 31, 2022		172,523,557	26,426,937
Increase (Decrease) in Stockholders' Equity
Net loss					(35,801)			(35,801)
Common stock issued upon exercise of stock options and warrants				159				159
Common stock issued upon exercise of stock options and warrants (in shares)		79,651
Common stock issued upon vesting of restricted stock units (in shares)		213,324
Stock-based compensation expense				9,667				9,667
Balance at end of the period at Jun. 30, 2022		$ 17	$ 3	894,162	(507,493)			386,689
Balance at end of the period (in shares) at Jun. 30, 2022		172,816,532	26,426,937
Balance at beginning of the period at Dec. 31, 2022		$ 17	$ 3	921,278	(595,938)			325,360
Balance at beginning of the period (in shares) at Dec. 31, 2022		174,459,956	26,426,937			174,459,956	26,426,937
Increase (Decrease) in Stockholders' Equity
Net loss					(62,211)			(62,211)
Common stock issued upon exercise of stock options and warrants				136				136
Common stock issued upon exercise of stock options and warrants (in shares)		124,660
Common stock issued upon vesting of restricted stock units		$ 1						1
Common stock issued upon vesting of restricted stock units (in shares)		5,136,302
Stock-based compensation expense				14,419				14,419
Balance at end of the period at Jun. 30, 2023		$ 18	$ 3	935,833	(658,149)			277,705
Balance at end of the period (in shares) at Jun. 30, 2023		179,720,918	26,426,937			179,720,918	26,426,937
Balance at beginning of the period at Mar. 31, 2023		$ 18	$ 3	925,604	(629,478)			296,147
Balance at beginning of the period (in shares) at Mar. 31, 2023		177,368,499	26,426,937
Increase (Decrease) in Stockholders' Equity
Net loss					(28,671)			(28,671)
Common stock issued upon exercise of stock options and warrants				136				136
Common stock issued upon exercise of stock options and warrants (in shares)		124,660
Common stock issued upon vesting of restricted stock units (in shares)		2,227,759
Stock-based compensation expense				10,093				10,093
Balance at end of the period at Jun. 30, 2023		$ 18	$ 3	$ 935,833	$ (658,149)			$ 277,705
Balance at end of the period (in shares) at Jun. 30, 2023		179,720,918	26,426,937			179,720,918	26,426,937